Convertible Notes Payable (Detail) - Convertible Notes Payable by Liability Classification (USD $)	Dec. 31, 2011	Sep. 30, 2011	Apr. 30, 2011	Dec. 31, 2010	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Debt, Current [Member] March 2010 Notes [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Current [Member] March 2010 Notes [Member]	Dec. 31, 2011 Debt, Current [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Current [Member]	Dec. 31, 2011 Debt, Long-term [Member] 2011 Unit Offering Notes [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] 2011 Unit Offering Notes [Member]	Sep. 30, 2012 Debt, Long-term [Member] April 2011 Note [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] April 2011 Note [Member] Convertible Note Payable [Member]	Sep. 30, 2012 Debt, Long-term [Member] April 2011 Note [Member]	Dec. 31, 2011 Debt, Long-term [Member] April 2011 Note [Member]	Sep. 30, 2012 Debt, Long-term [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] Convertible Note Payable [Member]	Sep. 30, 2012 Debt, Long-term [Member]	Dec. 31, 2011 Debt, Long-term [Member]
Convertible notes payable, principal							$ 4,071,000		$ 4,071,000		$ 1,625,000		$ 2,000,000	$ 2,000,000			$ 2,000,000	$ 3,625,000
Convertible notes payable, unamortized discount				653,236	2,775,300		(117,405)		(117,405)		(316,610)							(316,610)
Convertible notes payable, net	$ 3,805,500	$ 1,310,000	$ 2,000,000			$ 4,071,000		$ 3,953,595		$ 3,953,595		$ 1,308,390			$ 2,000,000	$ 2,000,000			$ 2,000,000	$ 3,308,390